Accounts Receivable and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	$ (58)	$ (53)
Credit loss expensed	(33)	(27)
Credit loss deferred	(13)	(6)
Write-offs, net of recoveries	35	30
Foreign exchange	1	(2)
Balance, end of year	$ (68)	$ (58)